Financial instruments by category (Details 2) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments By Category
Equity Securities (listed stocks)	₩ 268,768	₩ 140,592
Equity Securities (unlisted stocks)	589,399	586,398
Total	₩ 858,167	₩ 726,990